PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2026	May 31, 2025	Aug. 31, 2025	Aug. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation	$ 93,738	$ 84,729	$ 110,212	$ 251,878
Depreciation expenses	$ 93,738	$ 84,729